Share Capital (Details 4) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of continuing involvement in derecognised financial assets [abstract]
Warrants outstanding at December 31	36,204,889	36,356,139	30,809,118
Warrants issued	0	250,000	11,505,354
Warrants exercised	0	0	(1,308,333)
Warrants expired	(24,449,535)	(401,250)	(4,650,000)
Warrants outstanding at December 31	11,755,354	36,204,889	36,356,139